Financial instruments - Schedule of Outstanding Interest Rate Derivatives (Parenthetical) (Detail)	Dec. 31, 2016 USD ($)
5.2600% [Member]
Derivative [Line Items]
Fair value of financial instruments liability	$ 8,989,000